                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Aspen Investment Management Inc.
Address:  4020 E. Beltline Ave. NE, Suite 103
          Grand Rapids, MI  49525

Form 13F File Number:  28-14711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William John Alphenaar
Title:    President
Phone:    616-361-2500

Signature, Place, and Date of Signing:

/s/ William John Alphenaar        Grand Rapids, MI      January 7, 2013
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      126
                                         ------------

Form 13F Information Table Value Total:    $147,103
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.

                                      FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------      --------------    ---------   --------  ------------------  ---------- -------- ----------------
                                                                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------      --------------    ---------   --------  -------   --- ----  ---------- -------- ---- ------ ----
Ishares Int Corp Bond ETF        BARCLAYS INTER CR  464288638  15,044.69  135184.53 sh           SOLE                        NONE
Interoil Corp                    COM                460951106  12,775.95  230073    sh           SOLE                        NONE
Interoil Corp                    COM                460951106      91.62    1650    sh           OTHER                       NONE
Spdr S&P Dividend ETF            S&P DIVID ETF      78464A763   4,708.05   80950    sh           SOLE                        NONE
Ishares Tr S&P Smallcap          S&P SMLCAP 600     464287804   4,564.24   58441    sh           SOLE                        NONE
SPDR Unit Trust                  TR UNIT            78462F103   3,914.42   27487    sh           SOLE                        NONE
Ishares US Preferred Stock Fund  COM                464288687   3,787.36   95592    sh           SOLE                        NONE
Ishares Tr Msci EAFE Fd          MSCI EFA INDEX     464287465   3,676.45   64658    sh           SOLE                        NONE
Pfizer Inc                       COM                717081103   3,507.21  139845    sh           SOLE                        NONE
Pfizer Inc                       COM                717081103     733.42   29244    sh           OTHER                       NONE
Pimco 0-5 Year High Yld ETF      0-5 HIGH YIELD     72201R783   3,171.47   30663    sh           SOLE                        NONE
Exxon Mobil Corporation          COM                30231G102   2,687.98   31057    sh           SOLE                        NONE
Intl Business Machines           COM                459200101   2,299.67   12005.58 sh           SOLE                        NONE
Chevron                          COM                166764100   2,110.78   19519    sh           SOLE                        NONE
General Electric                 COM                369604103   2,011.28   95821    sh           SOLE                        NONE
General Electric                 COM                369604103     209.90   10000    sh           OTHER                       NONE
Ishares Tr Russell 2000 Value    RUSL 2000 VALU     464287630   1,902.85   25200    sh           SOLE                        NONE
Amgen Incorporated               COM                031162100   1,882.61   21840    sh           SOLE                        NONE
Powershares Senior Loan
  Portfolio                      SENIOR LN PORT     73936Q769   1,868.90   74816    sh           SOLE                        NONE
Johnson & Johnson                COM                478160104   1,804.58   25743    sh           SOLE                        NONE
Vanguard Reit                    REIT ETF           922908553   1,691.19   25702    sh           SOLE                        NONE
Microsoft Corp                   COM                594918104   1,687.55   63181    sh           SOLE                        NONE
Verizon Communications           COM                92343V104   1,555.86   35957    sh           SOLE                        NONE
Ishares Tr Russell 2000          RUSSELL 2000       464287655   1,501.11   17803    sh           SOLE                        NONE
Du Pont E I De Nemour            COM                263534109   1,467.47   32626    sh           SOLE                        NONE
Yum Brands Inc                   COM                988498101   1,434.90   21610    sh           SOLE                        NONE
Williams Companies               COM                969457100   1,434.83   43825    sh           SOLE                        NONE
Wisdomtree Emerging Mkt Bond ETF                    97717X867   1,406.32   26306    sh           SOLE                        NONE
JP Morgan                        COM                46625H100   1,332.40   30303    sh           SOLE                        NONE
Vanguard Emerging Market         MSCI EMR MKT ETF   922042858   1,297.65   29141    sh           SOLE                        NONE
Pepsico Incorporated             COM                713448108   1,291.34   18871    sh           SOLE                        NONE
Apple Computer Inc               COM                037833100   1,272.43    2391    sh           SOLE                        NONE
Intel Corp                       COM                458140100   1,272.34   61704    sh           SOLE                        NONE
Auto Data Processing             COM                053015103   1,267.83   22270    sh           SOLE                        NONE
Proctor & Gamble                 COM                742718109   1,217.34   17931    sh           SOLE                        NONE
Ishares DJ International Div     DJ INTL SEL DIVD   464288448   1,213.47   36040    sh           SOLE                        NONE
Wells Fargo & Co                 COM                949746101   1,209.22   35378    sh           SOLE                        NONE
Illinois Tool Works Inc          COM                452308109   1,207.69   19860    sh           SOLE                        NONE
C S X Corp                       COM                126408103   1,202.37   60941    sh           SOLE                        NONE

Motorola Solutions Inc           COM                620076307   1,175.74   21116    sh           SOLE                        NONE
Merck & Co Inc                   COM                58933Y105   1,149.14   28069    sh           SOLE                        NONE
Capital One Financial            COM                14040H105   1,101.02   19006    sh           SOLE                        NONE
Duke Power Co                    COM                26441C204   1,069.73   16767    sh           SOLE                        NONE
AT & T                           COM                00206R102   1,057.68   31375.93 sh           SOLE                        NONE
Wisdomtree Smallcap Div          SMALLCAP DIV       97717W604   1,030.51   20226    sh           SOLE                        NONE
Wal Mart Stores Inc              COM                931142103   1,029.93   15095    sh           SOLE                        NONE
Wal Mart Stores Inc              COM                931142103     579.96    8500    sh           OTHER                       NONE
Caterpillar Inc                  COM                149123101     992.77   11079    sh           SOLE                        NONE
Visa Inc Cl A                    COM                92826C839     931.46    6145    sh           SOLE                        NONE
Amazon Com Inc                   COM                023135106     929.47    3705    sh           SOLE                        NONE
Cisco Systems Inc                COM                17275R102     919.36   46788    sh           SOLE                        NONE
Foot Locker Inc                  COM                344849104     891.52   27756    sh           SOLE                        NONE
Mondelez Intl                    COM                609207105     880.76   34603.1  sh           SOLE                        NONE
Ishares Msci Emrg Mkt Fd         MSCI EMER MKT      464287234     857.42   19333    sh           SOLE                        NONE
Home Depot Inc                   COM                437076102     852.17   13778    sh           SOLE                        NONE
Vanguard Mid Cap ETF             MID CAP ETF        922908629     835.69   10137    sh           SOLE                        NONE
Lockheed Martin Corp             COM                539830109     831.90    9014    sh           SOLE                        NONE
Goldman Sachs Group              COM                38141G104     786.92    6169    sh           SOLE                        NONE
Google Inc                       COM                38259P508     784.48    1109    sh           SOLE                        NONE
Conocophillips                   COM                20825C104     774.75   13360    sh           SOLE                        NONE
Schwab Intl Small Cap ETF        INTL SCEQT ETF     808524888     772.09   28543    sh           SOLE                        NONE
Intrcontinentalexchange          COM                45865V100     745.34    6020    sh           SOLE                        NONE
Bp Plc Adr                       COM                055622104     744.44   17878    sh           SOLE                        NONE
Fair Isaac & Co                  COM                303250104     732.37   17425    sh           SOLE                        NONE
Metlife Inc                      COM                59156R108     725.34   22020    sh           SOLE                        NONE
Bank Of America Corp             COM                060505104     721.09   62109    sh           SOLE                        NONE
Bank Of America Corp             COM                060505104      17.42    1500    sh           OTHER                       NONE
American Express                 COM                025816109     720.86   12541    sh           SOLE                        NONE
Tyco International               COM                H89128104     697.47   23845    sh           SOLE                        NONE
Phillip Morris Co.               COM                02209S103     690.45   21961    sh           SOLE                        NONE
Sch US Agg Bnd Etf               US AGGREGATE B     808524839     652.18   12461    sh           SOLE                        NONE
Stericycle Inc                   COM                858912108     637.10    6830    sh           SOLE                        NONE
Gilead Sciences Inc              COM                375558103     622.12    8470    sh           SOLE                        NONE
Coca Cola                        COM                191216100     615.16   16970    sh           SOLE                        NONE
Bristol Myers Squibb             COM                110122108     584.57   17937    sh           SOLE                        NONE
Ishares Ftse China               FTSE CHINA 25 IDX  464287184     572.08   14143    sh           SOLE                        NONE
Ishares Tr Russell 2000 Growth   RSL 2000 GROW      464287648     571.86    6000    sh           SOLE                        NONE
Sch US Div Equity Etf            US DIVIDEND EQ     808524797     570.80   20141    sh           SOLE                        NONE
Stryker Corp                     COM                863667101     566.82   10339.59 sh           SOLE                        NONE
Stryker Corp                     COM                863667101      21.93     400    sh           OTHER                       NONE
Walt Disney                      COM                254687106     531.51   10675    sh           SOLE                        NONE
Waste Management Inc.            COM                94106L109     526.34   15600    sh           SOLE                        NONE
Waste Management Inc.            COM                94106L109   2,797.23   82905.58 sh           OTHER                       NONE
Kraft Foods Group                COM                50076Q106     524.86   11543    sh           SOLE                        NONE
Powershs Db Commdty Indx         UNIT BEN INT       73935S105     507.90   18283    sh           SOLE                        NONE
ADT Corporation                  COM                00101J106     494.42   10635    sh           SOLE                        NONE
Monsanto Co                      COM                61166W101     473.25    5000    sh           SOLE                        NONE
Monsanto Co                      COM                61166W101      75.72     800    sh           OTHER                       NONE

Emerson Electric Co              COM                291011104     460.22    8690    sh           SOLE                        NONE
Ishares Tr Russell 1000          RUSSELL 1000       464287622     452.74    5720    sh           SOLE                        NONE
Anadarko Petroleum Corp          COM                032511107     439.32    5912    sh           SOLE                        NONE
American Eagle Outfitters        COM                02553E106     430.20   20975    sh           SOLE                        NONE
Halliburton Co                   COM                406216101     427.10   12312    sh           SOLE                        NONE
Abbott Labs                      COM                002824100     418.09    6383    sh           SOLE                        NONE
Oracle Corporation               COM                68389X105     417.23   12522    sh           SOLE                        NONE
Medtronic Inc                    COM                585055106     414.51   10105    sh           SOLE                        NONE
Amphenol Corp Cl A               COM                032095101     401.79    6210    sh           SOLE                        NONE
Wisdomtree Midcap Divdnd ETF     MIDCAP DIVI FD     97717W505     398.80    6947    sh           SOLE                        NONE
Nextera Energy Inc               COM                65339F101     394.38    5700    sh           SOLE                        NONE
Edwards Lifesciences Cp          COM                28176E108     380.97    4225    sh           SOLE                        NONE
Bank Of New York Co              COM                064058100     377.82   14701    sh           SOLE                        NONE
Charles Schwab                   COM                808513105     328.53   22878    sh           SOLE                        NONE
Schwab US Large Cap ETF          US LRG CAP ETF     808524201     327.47    9660    sh           SOLE                        NONE
Ford Motor Company               COM                345370860     301.06   23248    sh           SOLE                        NONE
Philip Morris Intl Inc           COM                718172109     288.31    3447    sh           SOLE                        NONE
Chemical Financial Corp          COM                163731102     277.83   11693    sh           SOLE                        NONE
Pentair Limited                  COM                H6169Q108     273.22    5559    sh           SOLE                        NONE
United Technologies              COM                913017109     263.25    3210    sh           SOLE                        NONE
Deere & Co                       COM                244199105     257.01    2974    sh           SOLE                        NONE
Bank Of Hawaii Corp              COM                062540109     248.44    5640    sh           SOLE                        NONE
Ishares Tr S&P Midcap            S&P MIDCAP 400     464287507     247.03    2429    sh           SOLE                        NONE
Dow Chemical                     COM                260543103     245.12    7582    sh           SOLE                        NONE
Darden Restaurants Inc           COM                237194105     232.34    5155    sh           SOLE                        NONE
Sherwin Williams Co              COM                824348106     215.66    1402    sh           SOLE                        NONE
Federated Investors              CL B               314211103     212.82   10520    sh           SOLE                        NONE
Colgate Palmolive                COM                194162103     210.13    2010    sh           SOLE                        NONE
B C E Inc                        COM                05534B760     209.25    4873    sh           SOLE                        NONE
Chubb Corporation                COM                171232101     209.01    2775    sh           SOLE                        NONE
U S Bancorp                      COM                902973304     207.16    6486    sh           SOLE                        NONE
Spdr Technology ETF              TECHNOLOGY         81369Y803     206.57    7160    sh           SOLE                        NONE
Corning Inc.                     COM                219350105     159.47   12636    sh           SOLE                        NONE
Weatherford Intl Ltd             COM                H27013103     123.20   11010    sh           SOLE                        NONE
Semtech Corp                     COM                816850101      86.85    3000    sh           SOLE                        NONE
Semtech Corp                     COM                816850101     422.67   14600    sh           OTHER                       NONE
Independent Bank Corp Mi         COM                453838609      40.61   11588    sh           SOLE                        NONE
Dynamic Fuel Sys Inc             COM                26780A108       4.82   34300    sh           OTHER                       NONE